Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties
Schedule of Related Party Transactions
	December 31, 2014	June 30, 2015
Balance Sheet
Due to related party - Cardiff Tankers Inc.	$(266)	$(220)
Due to related party - Fabiana Services S.A.	(1,000)	-
Due to related party - Vivid Finance Limited	(164)	-
Due to related party - Cardiff Drilling Inc.	(4,287)	-
Due to related party - Azara Services S.A.	(4,000)	-
Due to related party - Basset Holding Inc.	(3,000)	-
Due to an affiliate company - Ocean Rig UDW Inc.	-	(78,306)
Due to related party - Deposits for vessel sales	-	(49,000)
Due to related party - Total	$(12,717)	$(127,526)

Due from related party - TMS Bulkers Ltd.	28,318	28,395
Due from related party - TMS Tankers Ltd.	9,903	11,100

Due from related party - Total	$38,221	$39,495

Advances for drillships under construction - Cardiff Drilling Inc., for the year/period	1,546	-
Vessels, net -TMS Bulkers Ltd./ TMS Tankers Ltd., for the year/period	530	-
Drilling rigs, drillships, machinery and equipment, net -Cardiff Drilling Inc., for the year/period	2,885	-

	Six-month period ended June 30,
Statement of Operations	2014	2015
Service revenues, net - Cardiff Drilling Inc.	$7,729	$7,366
Voyage expenses - TMS Tankers Ltd.	(982)	(1,297)
Voyage expenses - TMS Bulkers Ltd.	(1,401)	(1,165)
Voyage expenses - Cardiff Tankers Inc.	(982)	(1,297)

General and administrative expenses:
- Consultancy fees - Fabiana Services S.A.	(1,854)	(1,500)
- Management fees - TMS Tankers Ltd.	(4,354)	(3,688)
- Management fees - TMS Bulkers Ltd.	(14,742)	(12,683)
- Consultancy fees - Vivid Finance Limited	(5,922)	(1,887)
- Consultancy fees - Azara Services S.A.	(1,250)	(1,092)
- Consultancy fees - Basset Holdings Inc.	(616)	(2,468)
- Amortization of DryShips CEO stock based compensation	(2,924)	(3,328)
- Amortization of Ocean Rig's CEO stock based compensation	$(653)	$(1,395)